Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 750,071	¥ 700,959
Provision (credit) for credit losses on loans		(2,121)	2,637
Charge-offs		(25,880)	(23,541)
Recoveries		8,299	3,166
Net charge-offs		(17,581)	(20,376)
Others	[1]	(14,621)	46,773
Balance at end of period		715,747	729,994
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs		(14,000)	(16,000)
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	[2]	130,249	130,594
Provision (credit) for credit losses on loans	[2]	3,830	(33,037)
Charge-offs	[2]	(12,145)	(7,303)
Recoveries	[2]	860	1,347
Net charge-offs	[2]	(11,285)	(5,956)
Others	[1],[2]	(14,621)	46,773
Balance at end of period	[2]	108,172	138,374
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		563,716	505,901
Provision (credit) for credit losses on loans		(6,543)	35,107
Charge-offs		(11,260)	(14,081)
Recoveries		6,915	1,086
Net charge-offs		(4,345)	(12,996)
Others	[1]	0	0
Balance at end of period		552,828	528,013
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		55,790	63,541
Provision (credit) for credit losses on loans		661	1,224
Charge-offs		(2,474)	(2,157)
Recoveries		524	733
Net charge-offs		(1,951)	(1,424)
Others	[1]	0	0
Balance at end of period		54,500	63,341
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		44	53
Provision (credit) for credit losses on loans		(8)	(10)
Charge-offs		0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[1]	0	0
Balance at end of period		36	43
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		273	870
Provision (credit) for credit losses on loans		(61)	(647)
Charge-offs		0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[1]	0	0
Balance at end of period		¥ 211	¥ 223

[1]	Others includes primarily foreign exchange translation.
[2]	The majority of total foreign consist of corporate.